Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000174122
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Institutional Class
Trading Symbol	RWCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..
Additional Information Phone Number	1-855-RWC-FUND.
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Institutional Class Shares	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 258,928,454
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,962,353
InvestmentCompanyPortfolioTurnover	105.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.8%
Vietnam	1.8%
Greece	2.2%
Mexico	2.2%
Indonesia	2.2%
Canada	3.5%
Turkey	4.2%
South Africa	7.0%
Taiwan	7.6%
South Korea	8.0%
Brazil	9.0%
India	9.4%
China	37.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND.
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000174121
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Class I
Trading Symbol	RWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..
Additional Information Phone Number	1-855-RWC-FUND.
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Class I Shares	$147	1.37%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 258,928,454
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,962,353
InvestmentCompanyPortfolioTurnover	105.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.8%
Vietnam	1.8%
Greece	2.2%
Mexico	2.2%
Indonesia	2.2%
Canada	3.5%
Turkey	4.2%
South Africa	7.0%
Taiwan	7.6%
South Korea	8.0%
Brazil	9.0%
India	9.4%
China	37.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND.
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/